Concentration of Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 Item Vessel	Dec. 31, 2017 Item
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	23
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	55.10%	55.10%
Number of charterers | Item	4	4
Product Concentration Risk [Member] | One Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	16.50%	16.50%
Product Concentration Risk [Member] | Two Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	15.40%	16.30%
Product Concentration Risk [Member] | Three Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	13.50%	11.90%
Product Concentration Risk [Member] | Four Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	9.70%	10.40%
Time Charter [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	38
Time Charter [Member] | One Year [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	15
Time Charter [Member] | Three Year Term [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	2
Time Charter [Member] | Nine Year Term [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	6